Loan Receivable (Details) CubicMeters in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) CubicMeters	Jun. 30, 2023 CNY (¥) CubicMeters	Jun. 30, 2022 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Aug. 31, 2022 CNY (¥)	Jun. 14, 2022 USD ($)	Jun. 14, 2022 CNY (¥)	Mar. 28, 2022 USD ($)	Mar. 28, 2022 CNY (¥)	Jan. 21, 2022 USD ($)	Jan. 21, 2022 CNY (¥)
Loan Receivable (Details) [Line Items]
Loans amount	$ 7,487,166	$ 7,487,166			¥ 30,000,000	$ 1,013,157		$ 965,025	¥ 7,000,000	$ 413,582	¥ 3,000,000	$ 4,135,820	¥ 30,000,000
Interest of loans		12.00%	12.00%
Maturity loan amount (in Yuan Renminbi) | ¥			¥ 700,000
Loan amount (in Yuan Renminbi)							¥ 3,000,000	$ 482,512	¥ 3,500,000	$ 206,791	¥ 1,500,000	$ 2,067,910	¥ 15,000,000
Interest repaid		$ (16,543)	¥ 120,000
Outstanding loans	5,100,845	$ 5,100,845		$ 5,355,257
Terms of loan		20 years	20 years
Production of cost (in CubicMeters) | CubicMeters		1,306	1,306
Repayment from third-party loans		$ 600,000		207,247
Interest income		$ 363,224		$ 231,632
Loans Receivable [Member]
Loan Receivable (Details) [Line Items]
Interest of loans		1.50%	1.50%
Loans to third parties	$ 2,986,321
Repayment from third-party loans		$ 600,000